Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.          Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on March 31, 2026, and are supplemented by the below new activities within the period.

Rights of First Offer:

On May 29, 2026, following United Maritime Corporation’s (“United”) exercising its right of first offer, the Company entered into a charter acquisition agreement with United to sell and transfer all the bareboat charter rights and (purchase and other) obligations under the Huarong Squireship Sale and Leaseback agreement for the Squireship to United for an aggregate sale price of $29,500. The effective date of delivery of the vessel was June 8, 2026 (Note 6). A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement. Seanergy Shipmanagement continues to provide technical management services for the vessel with effect as of the commencement of the charter period earning a fixed management fee of $14 per month.

On February 6, 2026, following United exercising its right of first offer, the Company entered into an agreement with United for the sale of the Dukeship through an 18-month bareboat charter (Note 8). A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement. Seanergy Shipmanagement continues to provide technical management services for the vessel with effect as of the commencement of the charter period earning a fixed management fee of $14 per month.

Management Agreements:
During the six-month period ended June 30, 2026 and 2025, fees charged from Seanergy to United in relation to services provided under various management agreements entered into with respect to United’s fleet amounted to $1,049 and $1,345, respectively, and are presented in “Fees from related parties” in the accompanying unaudited interim condensed statements of operations.
As of June 30, 2026 and December 31, 2025, balances due from United amounted to $6,634 and $9,100, respectively, and are included in “Due from related parties” in the accompanying unaudited interim condensed consolidated balance sheets, relating to United management fees and working capital advances.